Stock Awards (Details 6) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			0 Months Ended				3 Months Ended
	Feb. 05, 2013 Flowdock Oy	Feb. 05, 2013 2002 Plan Restricted Stock Units	Apr. 30, 2013 2002 Plan Restricted Stock Units	Feb. 05, 2013 2002 Plan Restricted Stock Units Flowdock Oy	Feb. 05, 2013 2002 Plan Restricted Stock Units April 2014	Feb. 05, 2013 2002 Plan Restricted Stock Units February 2015	Jul. 31, 2012 2002 Plan Restricted stock Agile Advantage, Inc	Apr. 30, 2013 2013 ESPP
Restricted Stock Units and Employee Stock Purchase Plan
Granted (in shares)		119,998
Vesting percentage					50.00%	50.00%
RSUs represent additional indemnification in connection with the purchase of Flowdock Oy				50,000
Grant date fair value of the units granted (in dollars per share)		$ 10.78
Aggregate grant date fair value		$ 1.3
Exercise price as a percentage of the fair value of common stock on the date of grant								85.00%
Shares issued								0
Accumulated employee withholdings								0
Shares of restricted stock issued	119,993						9,600
Fair value of shares of restricted stock issued			$ 1.1				$ 0.1
Period over which fair value of shares of restricted stock issued will be recorded as compensation expense							12 months